Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Prospectus Date	rr_ProspectusDate	May 19, 2020
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2020